UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Bond Fund
Class A / CNDAX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 78	0.74%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to Fund performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Duration
| Certain interest rate hedges, including the use of swaptions, partially offset the contribution of duration and curve positioning noted above.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.56	0.34	1.72
Class A (including sales charges)	4.34	(0.62)	1.23
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,000,903,502
Total number of portfolio holdings	427
Management services fees (represents 0.50% of Fund average net assets)	$ 4,656,738
Portfolio turnover for the reporting period	228%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 05/13/2055 3.000%	3.4%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.000%	3.0%
Uniform Mortgage-Backed Security TBA 05/13/2055 6.000%	2.7%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.500%	1.6%
Federal National Mortgage Association 08/01/2052 4.000%	1.5%
Federal National Mortgage Association 09/01/2053 5.000%	1.2%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.2%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.1%
Fannie Mae REMICS 02/25/2055 6.000%	1.0%
Freddie Mac REMICS 11/25/2054 8.089%	1.0%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Class A

|

ASR121_01_(06/25)

Columbia Bond Fund
Institutional Class / UMMGX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.49%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to Fund performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Duration
| Certain interest rate hedges, including the use of swaptions, partially offset the contribution of duration and curve positioning noted above.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.79	0.58	1.97
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,000,903,502
Total number of portfolio holdings	427
Management services fees (represents 0.50% of Fund average net assets)	$ 4,656,738
Portfolio turnover for the reporting period	228%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 05/13/2055 3.000%	3.4%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.000%	3.0%
Uniform Mortgage-Backed Security TBA 05/13/2055 6.000%	2.7%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.500%	1.6%
Federal National Mortgage Association 08/01/2052 4.000%	1.5%
Federal National Mortgage Association 09/01/2053 5.000%	1.2%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.2%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.1%
Fannie Mae REMICS 02/25/2055 6.000%	1.0%
Freddie Mac REMICS 11/25/2054 8.089%	1.0%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Institutional Class

|

ASR121_08_(06/25)

Columbia Bond Fund
Institutional 2 Class / CNFRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.44%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to Fund performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Duration
| Certain interest rate hedges, including the use of swaptions, partially offset the contribution of duration and curve positioning noted above.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	9.90	0.65	2.06
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,000,903,502
Total number of portfolio holdings	427
Management services fees (represents 0.50% of Fund average net assets)	$ 4,656,738
Portfolio turnover for the reporting period	228%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 05/13/2055 3.000%	3.4%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.000%	3.0%
Uniform Mortgage-Backed Security TBA 05/13/2055 6.000%	2.7%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.500%	1.6%
Federal National Mortgage Association 08/01/2052 4.000%	1.5%
Federal National Mortgage Association 09/01/2053 5.000%	1.2%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.2%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.1%
Fannie Mae REMICS 02/25/2055 6.000%	1.0%
Freddie Mac REMICS 11/25/2054 8.089%	1.0%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Institutional 2 Class

|

ASR121_15_(06/25)

Columbia Bond Fund
Institutional 3 Class / CBFYX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to Fund performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Duration
| Certain interest rate hedges, including the use of swaptions, partially offset the contribution of duration and curve positioning noted above.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	9.92	0.70	2.12
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,000,903,502
Total number of portfolio holdings	427
Management services fees (represents 0.50% of Fund average net assets)	$ 4,656,738
Portfolio turnover for the reporting period	228%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 05/13/2055 3.000%	3.4%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.000%	3.0%
Uniform Mortgage-Backed Security TBA 05/13/2055 6.000%	2.7%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.500%	1.6%
Federal National Mortgage Association 08/01/2052 4.000%	1.5%
Federal National Mortgage Association 09/01/2053 5.000%	1.2%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.2%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.1%
Fannie Mae REMICS 02/25/2055 6.000%	1.0%
Freddie Mac REMICS 11/25/2054 8.089%	1.0%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Institutional 3 Class

|

ASR121_17_(06/25)

Columbia Bond Fund
Class S / UMMDX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 28 (a)	0.49% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to Fund performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Duration
| Certain interest rate hedges, including the use of swaptions, partially offset the contribution of duration and curve positioning noted above.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	9.78	0.58	1.97
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,000,903,502
Total number of portfolio holdings	427
Management services fees (represents 0.50% of Fund average net assets)	$ 4,656,738
Portfolio turnover for the reporting period	228%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	46%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 05/13/2055 3.000%	3.4%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.000%	3.0%
Uniform Mortgage-Backed Security TBA 05/13/2055 6.000%	2.7%
Uniform Mortgage-Backed Security TBA 05/13/2055 4.500%	1.6%
Federal National Mortgage Association 08/01/2052 4.000%	1.5%
Federal National Mortgage Association 09/01/2053 5.000%	1.2%
Federal Home Loan Mortgage Corp. 09/01/2051 2.500%	1.2%
Federal Home Loan Mortgage Corp. 08/01/2052 4.000%	1.1%
Fannie Mae REMICS 02/25/2055 6.000%	1.0%
Freddie Mac REMICS 11/25/2054 8.089%	1.0%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Bond Fund | Class S

|

ASR121_16_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	42,411	41,499	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Bond Fund
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Bond Fund | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	1,732,170	1,741,052
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	1,056,589	1,059,417
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	53,964	54,033
Series 2024-2A Class A
02/20/2029	6.060%	2,064,239	2,068,976
Series 2025-1A Class A
06/20/2029	5.380%	2,172,127	2,173,738
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,740,174
Series 2024-X2 Class A
12/17/2029	5.220%	1,733,438	1,733,521
ARAIT(a),(b),(c)
Series 2025-1 Class A
1-month Term SOFR + 2.350% Floor 3.000% 03/29/2029	6.674%	4,200,000	4,200,000
ARES LII CLO Ltd.(a),(c)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	5.152%	4,614,783	4,601,289
Ares XXXVII CLO Ltd.(a),(c)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.336%	731,967	731,560
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.350%	1,367,536	1,366,162
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	58,751	58,777
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	1,271,083	1,270,762
Cent CLO Ltd.(a),(c)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.141%	1,800,000	1,800,819
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	954,743	956,791
Dryden Senior Loan Fund(a),(c)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.488%	1,042,349	1,042,092
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,884,477
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	3,500,000	3,505,590
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	281,050	281,396
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	3,471,501	3,497,962
Flagship Credit Auto Trust(a)
Series 2024-3 Class A
11/15/2028	4.880%	1,812,596	1,818,374
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,752,954	1,772,935
Series 2024-4A Class A2
12/17/2029	4.430%	3,468,817	3,477,916
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	2,391,100	2,391,403
Madison Park Funding XXIV Ltd.(a),(c)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.820%	5,000,000	4,999,905
MPOWER Education Trust(a),(d)
Series 2025-A Class A
07/21/2042	6.620%	3,000,000	2,994,355
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	913,787	918,641
Octagon Investment Partners 35 Ltd.(a),(c)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	5.931%	1,820,000	1,821,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners Ltd.(a),(c)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.482%	968,098	967,822
Octagon Investment Partners XXII Ltd.(a),(c)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	5.984%	4,000,000	4,007,588
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	1,303,805	1,304,363
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	2,964,744	2,881,920
Pagaya Ai Debt Grantor Trust(a)
Series 2024-9 Class A
03/15/2032	5.065%	2,483,984	2,484,266
Pagaya AI Debt Grantor Trust(a)
Series 2024-10 Class A
06/15/2032	5.183%	2,369,816	2,383,140
Series 2025-1 Class A1
02/17/2026	4.708%	6,015,648	6,015,793
Series 2025-1 Class A2
07/15/2032	5.156%	4,700,000	4,717,569
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	3,999,661	4,037,213
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	2,009,568	2,044,796
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	3,266,880	3,275,642
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	2,296,027	2,303,059
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,863,843	1,889,021
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,601,938	1,627,024
Pagaya AI Debt Trust(a),(e)
Series 2022-2 Class AB
01/15/2030	5.717%	1,342,824	1,343,600
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	430,718	431,543
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	266,697	267,002
Series 2024-2 Class A
08/15/2031	6.319%	1,697,899	1,717,006
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3 Class A
10/15/2031	6.258%	786,145	792,571
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	727,082	727,887
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	1,249,990	1,257,957
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	1,184,595	1,186,205
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	960,717	962,726
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	1,599,404	1,616,424
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	4,542,976	4,603,894
Palmer Square Loan Funding Ltd.(a),(c)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	2,800,000	2,794,394
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	1,404,874	1,409,105
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	1,349,180	1,354,192
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	3,418,924	3,435,452
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	2,088,194	2,121,661
Series 2024-3A Class A
03/25/2033	5.281%	2,562,415	2,568,608
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	628,656	614,663
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	1,437,953	1,452,408
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	148,243	148,326
Series 2024-5 Class A2
09/15/2027	4.880%	1,069,824	1,069,528
SMB Private Education Loan Trust(a)
Series 2015-A Class B
10/16/2045	3.500%	3,443,389	3,420,179
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	160,316	160,343
Series 2022-3A Class A
04/15/2029	7.600%	452,974	454,434
Series 2023-1A Class A
04/15/2029	7.580%	278,360	279,464
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	2,848,576	2,846,742
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	33,208	33,104
Upstart Securitization Trust(a)
Series 2023-2 Class A
06/20/2033	6.770%	213,409	213,588
Series 2024-1 Class A
11/20/2034	5.330%	1,460,080	1,458,771
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	47,451	47,404
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,800,000	1,806,274
Series 2024-3A Class A2A
09/15/2027	4.820%	2,006,231	2,006,796
Total Asset-Backed Securities — Non-Agency (Cost $146,133,262)			146,504,676

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	982,534
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,008,595)			982,534

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

BX Commercial Mortgage Trust(a),(c)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.770%	5,700,000	5,639,317
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	3,726,645	3,669,239
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,706,851
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	159,494
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	4,498,998	4,301,788
One New York Plaza Trust(a),(c)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	5.936%	5,000,000	4,712,451
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,969,070	2,793,995
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	6,014,743
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.587%	2,350,000	2,317,661
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,771,368
UBS Commercial Mortgage Trust(a),(c)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	5.619%	900,000	883,415
Wells Fargo Commercial Mortgage Trust(a),(c)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	5.694%	800,000	563,224
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $46,646,969)			43,533,546

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(f)	3	16
Total Consumer Staples		16
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	82
Total Energy		82
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,823
Total Financials		1,823
Total Common Stocks (Cost $—)		1,921

Corporate Bonds & Notes 23.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,017,973
02/15/2031	1.900%	1,400,000	1,201,249
Boeing Co. (The)
08/01/2059	3.950%	4,590,000	3,053,625
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,148,949
07/31/2033	5.400%	686,000	695,580
Lockheed Martin Corp.
08/15/2034	4.800%	604,000	597,850
Northrop Grumman Corp.
02/01/2029	4.600%	2,608,000	2,636,576
Raytheon Technologies Corp.
03/15/2027	3.500%	4,962,000	4,889,714
03/15/2032	2.375%	2,441,000	2,094,098
Total			21,335,614
Banking 5.7%
Bank of America Corp.(g)
10/24/2031	1.922%	2,300,000	1,983,079
07/21/2032	2.299%	810,000	696,175
10/20/2032	2.572%	5,054,000	4,390,977
02/04/2033	2.972%	5,600,000	4,924,192
Subordinated
09/21/2036	2.482%	179,000	149,119
Citigroup, Inc.(g)
06/03/2031	2.572%	1,039,000	930,121
01/25/2033	3.057%	6,049,000	5,316,274
Goldman Sachs Group, Inc. (The)(g)
04/23/2031	5.218%	2,995,000	3,050,278
07/21/2032	2.383%	510,000	438,520
10/21/2032	2.650%	1,630,000	1,413,813
HSBC Holdings PLC(g)
11/19/2030	5.286%	377,000	382,840
03/03/2031	5.130%	444,000	447,367
05/24/2032	2.804%	2,558,000	2,252,014
03/03/2036	5.450%	150,000	148,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	8,269,000	8,390,449
10/22/2030	4.603%	76,000	75,876
01/24/2031	5.140%	1,697,000	1,730,610
04/22/2031	5.103%	1,031,000	1,050,100
11/08/2032	2.545%	1,377,000	1,200,962
01/24/2036	5.502%	1,123,000	1,142,137
04/22/2036	5.572%	1,482,000	1,515,233
Morgan Stanley(g)
10/18/2030	4.654%	3,188,000	3,177,221
04/17/2031	5.192%	1,720,000	1,750,525
01/18/2036	5.587%	671,000	680,895
04/17/2036	5.664%	2,389,000	2,440,241
Subordinated
09/16/2036	2.484%	1,970,000	1,640,679
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	418,000	459,642
Royal Bank of Canada(g)
10/18/2030	4.650%	1,015,000	1,013,522
02/04/2031	5.153%	571,000	581,074
US Bancorp(g)
06/12/2034	5.836%	830,000	856,497
Wells Fargo & Co.(g)
01/24/2031	5.244%	489,000	498,999
07/25/2034	5.557%	2,772,000	2,808,878
Total			57,537,269
Cable and Satellite 0.4%
Charter Communications Operating LLC
12/01/2061	4.400%	2,740,000	1,781,478
06/30/2062	3.950%	1,900,000	1,140,345
Comcast Corp.
03/01/2026	3.150%	937,000	927,980
Total			3,849,803
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,200,000	1,208,614
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,776,739
Total			2,985,353
Electric 1.5%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	941,707
Dominion Energy, Inc.
03/15/2035	5.450%	1,231,000	1,226,375
DTE Energy Co.
07/01/2027	4.950%	1,375,000	1,389,246
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,189,146
08/15/2052	5.000%	1,398,000	1,196,567
Duke Energy Indiana LLC
04/01/2053	5.400%	192,000	179,320
Edison International
11/15/2028	5.250%	1,441,000	1,428,766
FirstEnergy Corp.
03/01/2050	3.400%	532,000	351,877
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	4,150,000	4,183,514
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,780,000	2,256,109
Total			15,342,627
Food and Beverage 3.2%
Bacardi Ltd.(a)
05/15/2028	4.700%	412,000	411,872
05/15/2048	5.300%	3,330,000	2,814,640
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,797,000	3,685,110
Campbell Soup Co.
03/23/2035	4.750%	3,680,000	3,518,809
Constellation Brands, Inc.
08/01/2029	3.150%	3,528,000	3,319,216
05/01/2033	4.900%	1,539,000	1,500,431
Diageo Investment Corp.
08/15/2030	5.125%	4,211,000	4,317,962
General Mills, Inc.
01/30/2027	4.700%	726,000	730,152
Heineken NV(a)
01/29/2028	3.500%	2,040,000	2,000,333
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,415,000	2,377,884
Mars, Inc.(a)
04/20/2028	4.550%	2,290,000	2,312,905
03/01/2035	5.200%	3,291,000	3,305,208
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,440,921
Total			31,735,443
Health Care 1.5%
CVS Health Corp.
03/25/2038	4.780%	2,590,000	2,335,948
07/20/2045	5.125%	2,031,000	1,758,385
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,765,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
09/01/2030	3.500%	6,272,000	5,856,776
03/01/2035	5.750%	1,550,000	1,565,117
Total			15,281,427
Healthcare Insurance 1.5%
Centene Corp.
10/15/2030	3.000%	8,880,000	7,794,549
03/01/2031	2.500%	418,000	354,649
UnitedHealth Group, Inc.
04/15/2031	4.900%	1,711,000	1,741,708
04/15/2034	5.000%	3,142,000	3,117,987
04/15/2054	5.375%	707,000	655,812
07/15/2064	5.750%	900,000	868,706
Total			14,533,411
Independent Energy 0.3%
APA Corp.(a)
02/15/2055	6.750%	830,000	731,030
Occidental Petroleum Corp.
08/01/2027	5.000%	527,000	527,092
10/01/2054	6.050%	2,520,000	2,171,881
Total			3,430,003
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,634,499
Life Insurance 0.5%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	88,000	90,119
Met Tower Global Funding(a)
10/01/2027	4.000%	1,551,000	1,540,688
04/12/2029	5.250%	1,090,000	1,121,089
Metropolitan Life Global Funding I(a)
01/09/2030	4.900%	575,000	585,592
Principal Life Global Funding II(a)
01/09/2028	4.800%	1,650,000	1,669,262
Total			5,006,750
Media and Entertainment 0.3%
Warnermedia Holdings, Inc.
03/15/2027	3.755%	894,000	870,040
03/15/2062	5.391%	3,786,000	2,576,573
Total			3,446,613
Midstream 0.5%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,933,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,261,189
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	572,649
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	304,000	242,580
Western Midstream Operating LP
01/15/2029	6.350%	696,000	723,424
Total			4,733,707
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	935,282
Pharmaceuticals 2.5%
AbbVie, Inc.
03/15/2029	4.800%	7,565,000	7,713,060
11/21/2029	3.200%	2,090,000	1,991,779
Amgen, Inc.
03/02/2063	5.750%	2,961,000	2,821,078
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,326,049
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	2,980,000	2,984,072
Total			24,836,038
Railroads 0.3%
Canadian Pacific Railway Co.
12/02/2031	2.450%	2,301,000	2,000,422
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,376,415
Total			3,376,837
Retailers 0.4%
Lowe’s Companies, Inc.
04/01/2052	4.250%	632,000	481,484
04/01/2062	4.450%	2,837,000	2,153,515
Walmart, Inc.
04/28/2035	4.900%	1,159,000	1,173,671
Total			3,808,670
Technology 0.7%
Broadcom, Inc.
04/15/2028	4.800%	1,787,000	1,813,740
Broadcom, Inc.(a)
11/15/2036	3.187%	2,956,000	2,415,036
Intel Corp.
03/25/2050	4.750%	1,120,000	877,564
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	185,388
01/15/2033	5.000%	1,254,000	1,212,882
Total			6,504,610
Transportation Services 0.4%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	146,000	145,386
05/01/2028	4.600%	3,769,000	3,798,477
Total			3,943,863
Wireless 0.5%
T-Mobile US, Inc.
02/15/2031	2.875%	4,044,000	3,643,747
T-Mobile USA, Inc.
05/15/2032	5.125%	1,667,000	1,686,050
Total			5,329,797
Total Corporate Bonds & Notes (Cost $234,524,037)			230,587,616

Residential Mortgage-Backed Securities - Agency 40.2%

Fannie Mae REMICS(c),(h)
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.532%	9,837,305	1,160,972
Fannie Mae REMICS(c)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.204%	7,333,128	7,229,449
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.654%	5,973,629	6,000,688
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.554%	6,012,752	6,014,774
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	10,147,382	10,205,171
Federal Home Loan Mortgage Corp.(i)
06/01/2043	4.000%	955,503	923,865
05/01/2052	3.000%	8,046,955	7,055,257
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	13,710,937	11,549,794
02/01/2052	3.000%	5,486,291	4,776,880
06/01/2052	3.500%	10,118,288	9,209,438
08/01/2052	4.000%	11,907,255	11,199,161
08/01/2052- 02/01/2053	4.500%	11,244,010	10,806,790
09/01/2052	5.000%	3,629,324	3,593,813
Federal Home Loan Mortgage Corp.(c),(h)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.582%	1,579,627	191,017
Federal Home Loan Mortgage Corp.(h)
CMO Series 5162 Class IA
11/25/2051	3.000%	7,227,136	1,061,980
Federal Home Loan Mortgage Corp. REMICS(c),(h)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.541%	7,167,601	803,114
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,010,742	972,500
05/01/2043- 05/01/2052	3.500%	32,181,917	29,208,239
02/01/2048- 08/01/2052	4.000%	31,310,648	29,488,116
01/01/2052	2.500%	9,047,582	7,579,716
09/01/2052- 09/01/2053	5.000%	20,173,004	19,937,035
Federal National Mortgage Association(i)
07/01/2038	6.000%	429,134	449,104
01/01/2040	5.500%	531,316	540,840
08/01/2040	4.500%	852,246	835,382
10/01/2042	3.000%	1,252,885	1,142,629
07/01/2045- 02/01/2046	3.500%	1,522,549	1,406,891
11/01/2045	4.000%	459,738	434,847
Federal National Mortgage Association(c),(h)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.532%	594,679	73,023
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.532%	1,400,243	174,739
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.182%	1,551,362	125,353
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.682%	664,630	82,400
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.632%	603,726	73,346
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.682%	1,246,515	166,088
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.732%	819,073	111,274
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.682%	977,575	122,252
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.582%	2,356,814	289,121
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.582%	918,619	111,328
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.582%	1,436,162	189,925
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	10,313,962	1,764,851
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(c),(h)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.682%	10,206,089	1,261,680
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.582%	6,100,678	705,646
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.582%	16,109,533	2,015,116
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.612%	9,937,396	1,379,767
Freddie Mac REMICS(h)
CMO Series 5152 Class XI
11/25/2050	2.500%	13,437,386	1,499,391
CMO Series 5287 Class NI
05/25/2051	3.500%	6,683,433	1,341,613
Freddie Mac REMICS(c)
CMO Series 5508 Class FM
30-day Average SOFR + 1.150% Floor 1.150%, Cap 7.000% 02/25/2055	5.504%	6,803,328	6,803,340
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.089%	6,558,716	6,732,727
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.089%	9,757,513	9,951,408
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.089%	3,945,197	3,989,741
Government National Mortgage Association(c)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	4.875%	565	564
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.270%	4,506,529	4,558,787
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(i)
04/20/2048	4.500%	579,050	562,348
Government National Mortgage Association(c),(h)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.277%	15,430,766	1,662,185
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	1.227%	2,089,938	224,546
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.767%	717,311	88,192
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.767%	878,181	123,359
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.767%	382,753	49,631
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.717%	534,333	75,662
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.767%	507,008	66,791
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.767%	646,823	84,119
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.817%	830,364	96,656
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.767%	695,090	85,195
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.767%	1,255,257	177,618
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.717%	1,078,976	136,944
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.767%	659,172	83,357
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.767%	722,919	89,102
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.567%	1,022,744	123,919
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.717%	730,037	88,260
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.717%	748,460	94,990
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.617%	781,286	101,590
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	1.617%	10,644,651	1,517,823
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.717%	733,308	96,903
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.717%	1,749,993	254,989
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.667%	4,313,323	578,378
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	1.617%	16,513,059	2,091,131
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.867%	9,626,915	1,487,241
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.617%	607,378	86,839
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.617%	6,784,971	770,030
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.717%	1,043,456	132,418
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	1.567%	25,874,668	3,711,072
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.667%	10,753,906	1,395,455
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.617%	9,323,802	1,270,170
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.617%	10,348,928	1,351,019
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.617%	10,968,400	1,182,275
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.617%	18,743,517	2,284,685
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.500%	9,539,263	929,309
Government National Mortgage Association(h)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	5,878,755	928,232
CMO Series 2020-175 Class KI
11/20/2050	2.500%	17,203,619	2,518,422
CMO Series 2020-191 Class UG
12/20/2050	3.500%	6,165,655	1,057,073
CMO Series 2021-119 Class QI
07/20/2051	3.000%	7,071,460	1,106,246
CMO Series 2021-139 Class IC
08/20/2051	3.000%	16,137,654	2,846,882
CMO Series 2021-16 Class KI
01/20/2051	2.500%	8,144,555	1,187,710
Government National Mortgage Association TBA(d)
05/20/2055	4.500%	10,000,000	9,571,083
Uniform Mortgage-Backed Security TBA(d)
05/15/2040- 05/13/2055	3.000%	41,078,000	35,838,493
05/15/2040- 05/13/2055	3.500%	9,000,000	8,365,328
05/15/2040- 05/13/2055	4.000%	38,000,000	35,678,836
05/13/2055	4.500%	17,000,000	16,256,255
05/13/2055	5.000%	9,500,000	9,298,754
Residential Mortgage-Backed Securities - Agency 40.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/13/2055	6.000%	27,000,000	27,389,102
Total Residential Mortgage-Backed Securities - Agency (Cost $403,755,229)			402,497,559

Residential Mortgage-Backed Securities - Non-Agency 21.8%

A&D Mortgage Trust(a)
CMO Series 2024-NQM6 Class A1
01/25/2070	5.666%	6,798,174	6,815,622
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,762,378
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,366,513	1,286,076
CMO Series 2021-5 Class A2
07/25/2066	1.208%	3,244,519	2,800,732
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	80,249	79,968
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	109,732	105,991
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,497,307
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,342,333
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,295,349	1,209,780
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A2
11/25/2059	3.981%	287,167	282,966
CMO Series 2019-3 Class A3
11/25/2059	3.135%	418,444	412,174
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2020-1 Class A1
02/25/2055	1.724%	740,336	727,914
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,531,362	3,380,679
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,076,024	2,995,584
CMO Series 2022-3 Class A1
05/25/2067	5.000%	2,859,003	2,875,509
CHNGE Mortgage Trust(a),(g)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	2,682,151	2,709,661
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	125,085	123,413
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,230,931	1,874,030
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,328,257
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	7.454%	4,000,000	4,096,977
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,509,927	2,262,933
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,590,048	2,176,416
CSMC Trust(a),(e)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.489%	7,381,942	7,438,092
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,051,355	2,762,806
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,767,062	2,344,336
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	3,322,000	3,272,924
CMO Series 2021-1 Class A2
05/25/2065	0.973%	352,867	334,767
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	534,829
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	2,926,359	2,934,442
Freddie Mac STACR REMIC Trust(a),(c)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.504%	1,018,553	1,028,278
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	4,173,704	4,074,629
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.754%	3,800,000	3,878,964
GCAT Trust(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,502,485	1,431,369
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,939,819	1,796,071
Residential Mortgage-Backed Securities - Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,699,911	3,492,246
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	1,865,475	1,687,468
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	4,298,966	4,223,590
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,439,310	1,254,485
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,595,446	1,594,885
Mello Mortgage Capital Acceptance(a),(g)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,419,970
MFA Trust(a),(e)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,304,579
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	2,595,137	2,450,677
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,039,702	982,873
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	779,776	738,485
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	1,880,362	1,675,384
MFA Trust(g)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	5,047,655	5,083,247
MFRA Trust(a),(e)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	127,056	122,184
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	198,079	190,562
Morgan Stanley Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-NQM5 Class A1
10/25/2069	5.649%	6,615,718	6,637,098
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	2,871,823	2,884,524
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	4,557,008	4,441,850
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.699%	4,858,036	4,886,067
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,702,219	1,682,605
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	3,292,145	3,292,573
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	4,546,517	4,556,566
OBX Trust(a),(g)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	1,873,896	1,876,566
PRET LLC(a),(g)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	2,991,889	3,025,856
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	2,636,343	2,630,664
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	4,427,951	3,763,923
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	3,074,404
PRPM LLC(a),(g)
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,443,605
CMO Series 2024-RCF6 Class A2
10/25/2054	4.000%	1,850,000	1,734,457
CMO Series 2024-RCF6 Class A3
10/25/2054	4.000%	1,650,000	1,525,191
PRPM LLC(a),(g),(j)
CMO Series 2025-2 Class A1
05/25/2030	6.469%	3,450,000	3,458,043
PRPM Trust(a),(g)
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	3,726,867	3,738,143
CMO Series 2024-NQM4 Class A3
12/26/2069	6.131%	3,913,211	3,934,254
RCO X Mortgage LLC(a),(g)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	3,804,425	3,804,387
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	71,213	71,154
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,271,089	1,247,528
CMO Series 2020-2 Class A3
04/25/2060	3.000%	1,157,552	1,149,999
Residential Mortgage-Backed Securities - Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,488,893
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,491,181
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	1,973,671	1,872,831
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	747,051	709,442
CMO Series 2021-3 Class A1
06/25/2056	1.127%	668,722	564,653
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.466%	2,600,000	2,503,819
Towd Point Mortgage Trust(a),(e)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,386,130
TRK Trust(a),(e)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	4,323,525	3,852,250
VCAT LLC(a),(g)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	3,722,599	3,713,453
Vendee Mortgage Trust(e),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	220,756	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	267,875	0
Verus Securitization Trust(a),(e)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	114,398	112,347
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,285,265	2,740,110
Verus Securitization Trust(a),(g)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	442,490	432,786
CMO Series 2020-4 Class A3
05/25/2065	3.321%	631,703	614,010
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	675,210	642,040
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,442,688	1,334,233
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class M1
01/25/2055	6.592%	3,800,000	3,828,078
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Residential Mortgage-Backed Securities - Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES1 Class M1
04/25/2055	6.528%	3,200,000	3,250,455
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $226,299,724)			218,595,010

U.S. Treasury Obligations 4.2%

U.S. Treasury
11/30/2025	0.375%	3,000,000	2,935,664
02/28/2026	0.500%	2,500,000	2,429,102
05/31/2027	0.500%	3,000,000	2,814,141
03/31/2028	1.250%	8,000,000	7,486,250
07/31/2028	1.000%	8,000,000	7,365,625
11/30/2028	1.500%	10,120,000	9,402,112
05/15/2030	0.625%	10,980,000	9,423,070
Total U.S. Treasury Obligations (Cost $41,618,187)			41,855,964

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $713,218)	586,529

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(k),(l)	59,400,379	59,382,559
Total Money Market Funds (Cost $59,375,425)		59,382,559
Total Investments in Securities (Cost: $1,160,074,646)		1,144,527,914
Other Assets & Liabilities, Net		(143,624,412)
Net Assets		1,000,903,502
At April 30, 2025, securities and/or cash totaling $7,077,222 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	668	06/2025	USD	74,962,125	1,601,994	—
U.S. Treasury 2-Year Note	190	06/2025	USD	39,548,203	431,593	—
U.S. Treasury 5-Year Note	429	06/2025	USD	46,844,789	940,910	—
U.S. Treasury Ultra Bond	184	06/2025	USD	22,269,750	238,220	—
Total					3,212,717	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(136)	06/2025	USD	(15,861,000)	—	(241,453)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	3.70	06/12/2025	497,500	376,590
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	4,402,400	4,402,400	3.80	10/29/2025	215,718	209,939
Total							713,218	586,529

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(46,075,000)	(46,075,000)	3.25	07/29/2025	(203,652)	(229,739)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $423,616,533, which represents 42.32% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2025.

(f)	Non-income producing investment.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(l)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	40,621,517	514,420,839	(495,662,539)	2,742	59,382,559	2,061	3,141,637	59,400,379
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	142,304,676	4,200,000	146,504,676
Commercial Mortgage-Backed Securities - Agency	—	982,534	—	982,534
Commercial Mortgage-Backed Securities - Non-Agency	—	43,533,546	—	43,533,546
Common Stocks
Consumer Staples	—	16	—	16
Energy	82	—	—	82
Financials	1,823	—	—	1,823
Total Common Stocks	1,905	16	—	1,921
Corporate Bonds & Notes	—	230,587,616	—	230,587,616
Residential Mortgage-Backed Securities - Agency	—	402,497,559	—	402,497,559
Residential Mortgage-Backed Securities - Non-Agency	—	218,595,010	—	218,595,010
U.S. Treasury Obligations	—	41,855,964	—	41,855,964
Call Option Contracts Purchased	—	586,529	—	586,529
Money Market Funds	59,382,559	—	—	59,382,559
Total Investments in Securities	59,384,464	1,080,943,450	4,200,000	1,144,527,914
Investments in Derivatives
Asset
Futures Contracts	3,212,717	—	—	3,212,717
Liability
Futures Contracts	(241,453)	—	—	(241,453)
Call Option Contracts Written	—	(229,739)	—	(229,739)
Total	62,355,728	1,080,713,711	4,200,000	1,147,269,439
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,099,986,003)	$1,084,558,826
Affiliated issuers (cost $59,375,425)	59,382,559
Option contracts purchased (cost $713,218)	586,529
Receivable for:
Investments sold	320,651
Investments sold on a delayed delivery basis	30,640,004
Capital shares sold	3,251,318
Dividends	200,059
Interest	4,652,824
Variation margin for futures contracts	171,539
Expense reimbursement due from Investment Manager	3,883
Prepaid expenses	3,880
Deferred compensation of board members	212,972
Other assets	6,928
Total assets	1,183,991,972
Liabilities
Option contracts written, at value (premiums received $203,652)	229,739
Payable for:
Investments purchased	215,718
Investments purchased on a delayed delivery basis	178,054,448
Capital shares redeemed	706,682
Distributions to shareholders	3,380,711
Variation margin for futures contracts	132,250
Management services fees	13,608
Distribution and/or service fees	736
Transfer agent fees	18,242
Compensation of chief compliance officer	2
Compensation of board members	1,257
Other expenses	41,729
Deferred compensation of board members	293,348
Total liabilities	183,088,470
Net assets applicable to outstanding capital stock	$1,000,903,502
Represented by
Paid in capital	1,178,242,636
Total distributable earnings (loss)	(177,339,134)
Total - representing net assets applicable to outstanding capital stock	$1,000,903,502
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
April 30, 2025
Class A
Net assets	$107,609,374
Shares outstanding	3,601,765
Net asset value per share	$29.88
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.37
Institutional Class
Net assets	$88,956,739
Shares outstanding	2,977,734
Net asset value per share	$29.87
Institutional 2 Class
Net assets	$33,803,264
Shares outstanding	1,134,495
Net asset value per share	$29.80
Institutional 3 Class
Net assets	$763,811,780
Shares outstanding	25,512,246
Net asset value per share	$29.94
Class S
Net assets	$6,722,345
Shares outstanding	225,017
Net asset value per share	$29.87
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$63
Dividends — affiliated issuers	3,141,637
Interest	42,145,550
Interfund lending	8,299
Total income	45,295,549
Expenses:
Management services fees	4,656,738
Distribution and/or service fees
Class A	244,105
Transfer agent fees
Class A	102,302
Advisor Class	1,664
Institutional Class	85,431
Institutional 2 Class	18,334
Institutional 3 Class	36,303
Class S	4,182
Custodian fees	31,904
Printing and postage fees	23,439
Registration fees	98,896
Accounting services fees	42,411
Legal fees	25,402
Interest on collateral	78,399
Compensation of chief compliance officer	166
Compensation of board members	20,965
Deferred compensation of board members	9,492
Other	32,071
Total expenses	5,512,204
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,380,684)
Expense reduction	(400)
Total net expenses	4,131,120
Net investment income	41,164,429
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	118,253
Investments — affiliated issuers	2,061
Futures contracts	(1,272,194)
Option contracts purchased	(1,121,400)
Option contracts written	92,853
Net realized loss	(2,180,427)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	42,602,216
Investments — affiliated issuers	2,742
Futures contracts	3,513,588
Option contracts purchased	257,321
Option contracts written	(26,087)
Net change in unrealized appreciation (depreciation)	46,349,780
Net realized and unrealized gain	44,169,353
Net increase in net assets resulting from operations	$85,333,782
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$41,164,429	$40,814,865
Net realized loss	(2,180,427)	(37,055,569)
Net change in unrealized appreciation (depreciation)	46,349,780	(6,688,801)
Net increase (decrease) in net assets resulting from operations	85,333,782	(2,929,505)
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,972,834)	(3,410,555)
Advisor Class	(72,337)	(51,277)
Class C	—	(118,311)
Institutional Class	(3,519,993)	(3,509,174)
Institutional 2 Class	(1,449,274)	(1,100,547)
Institutional 3 Class	(31,697,089)	(32,878,457)
Class R	—	(9,099)
Class S	(175,556)	—
Class V	—	(136,223)
Total distributions to shareholders	(40,887,083)	(41,213,643)
Increase (decrease) in net assets from capital stock activity	110,604,310	(73,267,843)
Total increase (decrease) in net assets	155,051,009	(117,410,991)
Net assets at beginning of year	845,852,493	963,263,484
Net assets at end of year	$1,000,903,502	$845,852,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,068,975	31,749,542	953,801	27,481,020
Distributions reinvested	119,955	3,548,792	103,547	2,982,364
Shares redeemed	(661,790)	(19,514,211)	(615,341)	(17,676,807)
Net increase	527,140	15,784,123	442,007	12,786,577
Advisor Class
Shares sold	220,975	6,727,141	12,809	372,143
Distributions reinvested	1,739	51,405	1,770	50,909
Shares redeemed	(263,505)	(7,720,989)	(12,977)	(374,474)
Net increase (decrease)	(40,791)	(942,443)	1,602	48,578
Class C
Shares sold	—	—	41,836	1,210,104
Distributions reinvested	—	—	3,776	108,636
Shares redeemed	—	—	(165,970)	(4,755,377)
Net decrease	—	—	(120,358)	(3,436,637)
Institutional Class
Shares sold	2,189,913	64,783,631	1,128,798	32,693,971
Distributions reinvested	107,834	3,191,962	113,015	3,254,566
Shares redeemed	(1,651,951)	(49,058,565)	(1,927,920)	(55,039,087)
Net increase (decrease)	645,796	18,917,028	(686,107)	(19,090,550)
Institutional 2 Class
Shares sold	638,568	18,939,904	811,991	23,579,785
Distributions reinvested	49,072	1,448,567	38,261	1,100,349
Shares redeemed	(551,462)	(16,137,281)	(913,447)	(26,211,008)
Net increase (decrease)	136,178	4,251,190	(63,195)	(1,530,874)
Institutional 3 Class
Shares sold	3,559,136	105,522,318	3,968,117	115,627,851
Distributions reinvested	561,667	16,648,768	669,145	19,287,823
Shares redeemed	(1,899,499)	(56,358,887)	(6,575,880)	(191,397,936)
Net increase (decrease)	2,221,304	65,812,199	(1,938,618)	(56,482,262)
Class R
Shares sold	—	—	1,980	57,285
Distributions reinvested	—	—	302	8,698
Shares redeemed	—	—	(10,602)	(307,947)
Net decrease	—	—	(8,320)	(241,964)
Class S
Shares sold	257,192	7,736,325	—	—
Distributions reinvested	5,941	175,485	—	—
Shares redeemed	(38,116)	(1,129,597)	—	—
Net increase	225,017	6,782,213	—	—
Class V
Shares sold	—	—	769	22,313
Distributions reinvested	—	—	3,312	94,239
Shares redeemed	—	—	(189,742)	(5,437,263)
Net decrease	—	—	(185,661)	(5,320,711)
Total net increase (decrease)	3,714,644	110,604,310	(2,558,650)	(73,267,843)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$28.40	1.21	1.47	2.68	(1.20)	—	(1.20)
Year Ended 4/30/2024	$29.78	1.20	(1.36)	(0.16)	(1.22)	—	(1.22)
Year Ended 4/30/2023	$31.39	0.93	(1.62)	(0.69)	(0.92)	—	(0.92)
Year Ended 4/30/2022	$35.38	0.50	(4.00)	(3.50)	(0.49)	—	(0.49)
Year Ended 4/30/2021(e)	$34.88	0.69	1.39	2.08	(0.72)	(0.86)	(1.58)
Institutional Class
Year Ended 4/30/2025	$28.40	1.28	1.46	2.74	(1.27)	—	(1.27)
Year Ended 4/30/2024	$29.78	1.27	(1.36)	(0.09)	(1.29)	—	(1.29)
Year Ended 4/30/2023	$31.38	1.01	(1.61)	(0.60)	(1.00)	—	(1.00)
Year Ended 4/30/2022	$35.37	0.59	(4.01)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021(e)	$34.88	0.78	1.38	2.16	(0.81)	(0.86)	(1.67)
Institutional 2 Class
Year Ended 4/30/2025	$28.32	1.29	1.47	2.76	(1.28)	—	(1.28)
Year Ended 4/30/2024	$29.70	1.29	(1.37)	(0.08)	(1.30)	—	(1.30)
Year Ended 4/30/2023	$31.30	1.06	(1.64)	(0.58)	(1.02)	—	(1.02)
Year Ended 4/30/2022	$35.28	0.61	(3.99)	(3.38)	(0.60)	—	(0.60)
Year Ended 4/30/2021(e)	$34.78	0.80	1.39	2.19	(0.83)	(0.86)	(1.69)
Institutional 3 Class
Year Ended 4/30/2025	$28.46	1.31	1.47	2.78	(1.30)	—	(1.30)
Year Ended 4/30/2024	$29.84	1.31	(1.37)	(0.06)	(1.32)	—	(1.32)
Year Ended 4/30/2023	$31.45	1.04	(1.61)	(0.57)	(1.04)	—	(1.04)
Year Ended 4/30/2022	$35.45	0.63	(4.01)	(3.38)	(0.62)	—	(0.62)
Year Ended 4/30/2021(e)	$34.95	0.79	1.42	2.21	(0.85)	(0.86)	(1.71)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$29.88	9.56%	0.89% (c)	0.74% (c),(d)	4.09%	228%	$107,609
Year Ended 4/30/2024	$28.40	(0.53% )	0.90% (c)	0.75% (c),(d)	4.15%	262%	$87,324
Year Ended 4/30/2023	$29.78	(2.12% )	0.91% (c)	0.77% (c),(d)	3.10%	260%	$78,406
Year Ended 4/30/2022	$31.39	(10.02% )	0.90% (c)	0.77% (c),(d)	1.44%	224%	$81,291
Year Ended 4/30/2021 (e)	$35.38	5.96%	0.91% (c)	0.77% (c),(d)	1.92%	227%	$99,681
Institutional Class
Year Ended 4/30/2025	$29.87	9.79%	0.64% (c)	0.49% (c),(d)	4.34%	228%	$88,957
Year Ended 4/30/2024	$28.40	(0.28% )	0.65% (c)	0.50% (c),(d)	4.39%	262%	$66,225
Year Ended 4/30/2023	$29.78	(1.84% )	0.66% (c)	0.52% (c),(d)	3.37%	260%	$89,875
Year Ended 4/30/2022	$31.38	(9.80% )	0.65% (c)	0.52% (c),(d)	1.69%	224%	$76,311
Year Ended 4/30/2021 (e)	$35.37	6.19%	0.66% (c)	0.52% (c),(d)	2.18%	227%	$80,542
Institutional 2 Class
Year Ended 4/30/2025	$29.80	9.90%	0.59% (c)	0.44% (c)	4.39%	228%	$33,803
Year Ended 4/30/2024	$28.32	(0.23% )	0.59% (c)	0.44% (c)	4.45%	262%	$28,277
Year Ended 4/30/2023	$29.70	(1.78% )	0.59% (c)	0.45% (c)	3.58%	260%	$31,528
Year Ended 4/30/2022	$31.30	(9.74% )	0.58% (c)	0.45% (c)	1.76%	224%	$12,075
Year Ended 4/30/2021 (e)	$35.28	6.24%	0.60% (c)	0.45% (c)	2.23%	227%	$10,058
Institutional 3 Class
Year Ended 4/30/2025	$29.94	9.92%	0.54% (c)	0.39% (c)	4.44%	228%	$763,812
Year Ended 4/30/2024	$28.46	(0.16% )	0.54% (c)	0.39% (c)	4.51%	262%	$662,870
Year Ended 4/30/2023	$29.84	(1.74% )	0.54% (c)	0.40% (c)	3.47%	260%	$752,943
Year Ended 4/30/2022	$31.45	(9.70% )	0.53% (c)	0.40% (c)	1.81%	224%	$836,474
Year Ended 4/30/2021 (e)	$35.45	6.31%	0.55% (c)	0.40% (c)	2.22%	227%	$925,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 4/30/2025(f)	$30.49	0.74	(0.63)(g)	0.11	(0.73)	—	(0.73)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	4/30/2025	4/30/2024	4/30/2023	4/30/2022	4/30/2021
Class A	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class S	0.01%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 4/30/2025 (f)	$29.87	0.41%	0.65% (c)	0.49% (c)	4.40%	228%	$6,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,212,717 *
Interest rate risk	Investments, at value — Option contracts purchased	586,529
Total		3,799,246

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	241,453 *
Interest rate risk	Option contracts written, at value	229,739
Total		471,192

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
April 30, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended April 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Interest rate risk	(1,272,194)	(1,121,400)	92,853	(2,300,741)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Interest rate risk	3,513,588	257,321	(26,087)	3,744,822
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	259,159,488
Futures contracts — short	19,044,591

Derivative instrument	Average value ($)
Option contracts purchased	1,364,480
Option contracts written	(13,113)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
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Notes to Financial Statements (continued)
April 30, 2025
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2025:
Citi ($)
Assets
Call option contracts purchased	586,529
Liabilities
Call option contracts written	229,739
Total financial and derivative net assets	356,790
Total collateral received (pledged) (a)	356,790
Net amount (b)	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Notes to Financial Statements (continued)
April 30, 2025
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2025 was 0.50% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended April 30, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.06 (a)
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.10 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $400.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	159,098

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2024 through August 31, 2025 (%)	Prior to September 1, 2024 (%)
Class A	0.74	0.74
Institutional Class	0.49	0.49
Institutional 2 Class	0.43	0.44
Institutional 3 Class	0.39	0.39
Class S	0.49	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(67,497)	67,495	2
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025			Year Ended April 30, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
40,887,083	—	40,887,083	41,213,643	—	41,213,643
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
3,815,551	—	(160,732,278)	(16,748,347)
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,164,017,786	14,289,945	(31,038,292)	(16,748,347)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(72,714,348)	(88,017,930)	(160,732,278)	2,284,823
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,377,415,337 and $2,303,281,409, respectively, for the year ended April 30, 2025, of which $1,926,417,283 and $1,872,747,584, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,663,636	5.57	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt

Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority,
Columbia Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At April 30, 2025, one unaffiliated shareholder of record owned 41.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Bond Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
100.00%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Columbia Bond Fund  | 2025

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Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN121_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025